Share-based payment (Schedule of number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares subject to option, beginning of year | Share	0	523,352
Weighted average exercise price of share options outstanding in share-based payment arrangement, beginning of year | $	$ 0	$ 15.86
Number of shares subject to option, forfeited | Share	0	0
Weighted average exercise price of options forfeited | $	$ 0	$ 0
Number of shares subject to option, expired | Share	0	(523,352)
Weighted average exercise price of options expired | $	$ 0	$ 15.86
Number of shares subject to option, end of year | Share	0	0
Weighted average exercise price of share options outstanding in share-based payment arrangement, end of year | $	$ 0	$ 0